Inventories	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Inventories [Text Block]
14.	Inventories

	2017	2016
	$	$
Gold dore on hand	4,070	5,968
Gold-in-process	1,131	4,461
Ore stockpiles	17,244	14,361
Materials and spare parts	13,687	7,584
Total inventories	36,132	32,374
Less non-current inventories:
Ore stockpiles	(2,245)	-
Total current inventories	33,887	32,374

At December 31, 2017, the Company had approximately 433,000 tonnes of low-grade stockpiled ore that the Company plans to mill subsequent to 2018. As such, the carrying value of this stock was presented as part of non-current assets.

No inventory has been recognized at net realizable value as at December 31, 2017 or 2016.